Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 360,286
Ending balance	294,199	$ 360,286
Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	600,893	546,398
Additions	38,046	42,001
Sold	(84,331)	(295)
Disposals	(91,584)	(1,625)
Exchange differences	(17,745)	14,414
Ending balance	445,279	600,893
Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(240,607)	(53,446)
Sold	80,114	295
Depreciation charge	(34,028)	(33,028)
Disposals	76,990	707
Impairment	(37,305)	(152,358)
Exchange differences	3,756	(2,777)
Ending balance	(151,080)	(240,607)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	89,681
Ending balance	81,435	89,681
Land and Buildings | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	104,749	77,059
Additions	4,223	5,498
Sold		(295)
Disposals	(116)	(123)
Reclassifications	1,856	19,938
Exchange differences	(5,901)	2,672
Ending balance	104,811	104,749
Land and Buildings | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(15,068)	(9,369)
Sold		295
Depreciation charge	(6,206)	(5,636)
Disposals	49	39
Impairment	(3,294)
Exchange differences	1,143	(397)
Ending balance	(23,376)	(15,068)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	206,370
Ending balance	176,628	206,370
Plant and Machinery | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	278,849	243,399
Additions	17,779	15,245
Sold	(77)
Disposals	(1,884)	(701)
Reclassifications	1,834	16,550
Exchange differences	(10,348)	4,356
Ending balance	286,153	278,849
Plant and Machinery | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(72,479)	(44,077)
Sold	10
Depreciation charge	(27,822)	(27,392)
Disposals	1,650	668
Impairment	(14,416)	(171)
Exchange differences	3,532	(1,507)
Ending balance	(109,525)	(72,479)
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	64,235
Ending balance	36,136	64,235
Construction in Progress | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	217,295	225,940
Additions	16,044	21,258
Sold	(84,254)
Disposals	(89,584)	(801)
Reclassifications	(3,690)	(36,488)
Exchange differences	(1,496)	7,386
Ending balance	54,315	217,295
Construction in Progress | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(153,060)
Sold	80,104
Disposals	75,291
Impairment	(19,595)	(152,187)
Exchange differences	(919)	(873)
Ending balance	$ (18,179)	$ (153,060)